Claims Payable (Details) - P3 Health Partners Inc. - USD ($)		1 Months Ended	3 Months Ended			6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Liability for Claims and Claims Adjustment Expense [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Predecessor	Predecessor	Successor	Predecessor	Predecessor	Predecessor	Predecessor
Claims Unpaid, Beginning of Period		$ 76,031,460			$ 56,934,400	$ 101,958,324	$ 56,934,400	$ 56,934,400	$ 19,859,348
Incurred, Related to:
Current Period		55,148,939				468,944,879		525,366,213	418,103,177
Prior Period (s)		174,408				7,097,685		3,313,744
Total Incurred		55,323,347				476,042,564		528,679,957	418,103,177
Paid, Related to:
Current Period		53,366,035				340,629,168		453,940,969	361,512,059
Prior Period (s)		2,928,522				98,049,353		55,641,928	19,516,066
Total Paid		56,294,557				438,678,521		509,582,897	381,028,125
Claims Unpaid, End of Period	$ 101,958,324	$ 101,958,324	$ 139,322,367			$ 139,322,367		$ 76,031,460	$ 56,934,400	$ 19,859,348